INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes Tables
Effective tax rate
In Thousands of US Dollars
Description	2017	2016	2015
Net loss for the year, before income taxes	$(13,429)	$(13,110)	$(17,894)
Net loss attributable to the Bahamas	(13,305)	(12,978)	(17,767)
Net loss attributable the United States	(124)	(132)	(129)
Domestic tax rate applicable to the Corporation	35%	35%	35%
Income taxes at domestic tax statutory rate	(43)	(46)	(44)
Change in valuation allowance	43	46	44
Deferred tax provision (recovery)	$-	$-	$-

Unrecognized deferred tax assets
In Thousands of US Dollars
Description	2017	2016	2015
Tax loss carry forward	$4,179	$4,130	$4,079
Patents capitalized and amortized for tax purposes	10	16	21
Unrecognized deferred tax assets	$4,189	$4,146	$4,100

Net operating loss carryforwards for origination and expiration
In Thousands of US Dollars
Year Originated	Year of Expiration	Amount	Year Originated	Year of Expiration	Amount
1997	2017	$1,932	2007	2027	373
1998	2018	2,781	2008	2028	351
1999	2019	1,078	2009	2029	86
2000	2020	813	2010	2030	541
2001	2021	664	2011	2031	480
2002	2022	522	2012	2032	177
2003	2023	564	2013	2033	121
2004	2024	353	2014	2034	70
2005	2025	264	2015	2035	127
2006	2026	355	2016	2036	147
			2017	2037	140
		Total			$11,941